Related Party Transactions Schedule of Related Party Transactions (Details) (USD $) In Thousands, unless otherwise specified	12 Months Ended
	Dec. 31, 2013	Dec. 31, 2012	Dec. 31, 2011
Related Party Transaction [Line Items]
Natural gas purchases from affiliates	$ 2,938	$ 2,713	$ 6,097
Due to Related Parties, Current	$ 18	$ 428